Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 1,386	$ 1,254
Work-in-process	935	747
Finished goods	4,309	3,689
Total inventories	$ 6,630	$ 5,690